Share Capital - Deferred Share Unit Plan, Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of liability	$ 4.4	$ 4.9